Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Bank fees	$ 43	$ 31	$ 33
Interest income	(562)	(1,192)	(1,953)
Loss (gain) from sale of marketable debt securities	80	(397)	(106)
Foreign currency losses	25	119	111
Financial income net	$ (414)	$ (1,439)	$ (1,915)